Income Taxes - Components of Income Tax (Benefit) Expense From Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Currently due:
U.S. federal	$ (1,049)	$ 5,624	$ 7,070
State and local	(278)	1,729	2,452
Foreign	13,847	20,349	13,279
Total current income tax expense	12,520	27,702	22,801
Deferred:
U.S. federal	(19,582)	(16,556)	(1,858)
State and local	(1,430)	(3,773)	(748)
Foreign	(623)	1,261	434
Total deferred income tax expense	(21,635)	(19,068)	(2,172)
Total	$ (9,115)	$ 8,634	$ 20,629